Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Statement of Cash Flows
Net loss	$ (20,841,633)			$ (16,134,515)
Change in fair value of warrant liabilities	$ 18,920,000			15,340,000
Financing Costs - derivative warrant liabilities				4,460,843
As Previously Reported [Member]
Statement of Cash Flows
Net loss		$ (128,295)	$ (146,502)	(320,125)
Change in fair value of warrant liabilities
Financing Costs - derivative warrant liabilities
Initial value of Class A common stock subject to possible redemption			189,429,260	189,429,260
Change in fair value of Class A common stock subject to possible redemption			95,610	95,610
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss		(134,390)	(134,390)	(15,814,390)
Change in fair value of warrant liabilities		$ (340,000)	(340,000)	15,340,000
Financing Costs - derivative warrant liabilities				474,390
Initial value of Class A common stock subject to possible redemption			(12,981,000)	(12,981,000)
Change in fair value of Class A common stock subject to possible redemption			$ 148,780	(15,704,840)
As Restated [Member]
Statement of Cash Flows
Net loss				(16,134,515)
Change in fair value of warrant liabilities				15,340,000
Financing Costs - derivative warrant liabilities				474,390
Initial value of Class A common stock subject to possible redemption				176,448,260
Change in fair value of Class A common stock subject to possible redemption				$ (15,609,230)